BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
BENEFIT PLANS

Defined Benefit Plan
As a result of the Newport acquisition, the Company participates in the Pentegra Defined Benefit Plan for Financial Institutions (the "Pentegra DB Plan"), a tax-qualified defined benefit pension plan. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. In connection with the Newport acquisition, the plan was frozen effective September 6, 2013 and the Company recorded a contingent obligation to settle the plan at some future date. At December 31, 2016, the Company's recorded liability related to Newport's Pentegra DB Plan totaled $4.7 million.

The Pentegra DB Plan is a single plan under the Internal Revenue Code and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

The funded status (market value of plan assets divided by funding target) of the Pentegra DB Plan, as of July 1, 2016 was 85.63% per the valuation reports. Market value of plan assets reflects contributions received through June 30, 2016.

The Bank's contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. During the years ended December 31, 2016, 2015 and 2014 total contributions of $356,000, $121,000 and $226,000, respectively, were paid by the Bank. The Bank recognized pension expense of $222,000, $218,000 and $27,000 under the plan for the years ended December 31, 2016, 2015 and 2014 respectively.

Defined Contribution Plan
The Bank’s Profit Sharing and 401(k) Savings Plan (the “Plan”) is a tax-qualified defined contribution plan for the benefit of its eligible employees.  The Bank’s profit sharing contribution to the Plan is a discretionary amount authorized by the Board of Directors, based on the financial results of the Bank.  An employee’s share of the profit sharing contribution represents the ratio of the employee’s salary to the total salary expense of the Bank. Participants vest in the Bank’s discretionary profit sharing contributions based on years of service, with 100% vesting attained upon five years of service.  There were no profit sharing contributions for the years ended December 31, 2016, 2015 and 2014.

The Plan also includes a 401(k) feature.  Eligible participants may make salary deferral contributions of up to 100% of earnings subject to Internal Revenue Services limitations.  The Bank makes matching contributions equal to 50% of the participants’ contributions up to 6% of the participants’ earnings.  Participants are immediately vested in their salary deferral contributions, employer matching contributions and earnings thereon.  Bank contributions were $279,000, $268,000 and $277,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Group Term Replacement Plan
The Bank maintains the Group Term Replacement Plan to provide a death benefit to executives designated by the Compensation Committee of the Board of Directors.  The death benefits are funded through certain insurance policies that are owned by the Bank on the lives of the participating executives.  The Bank pays the life insurance premiums, which fund the death benefits from its general assets, and is the beneficiary of any death benefits exceeding any executive’s maximum dollar amount specified in his or her split-dollar endorsement policy.  The maximum dollar amount of each executive’s split-dollar death benefit equals three times the executive’s annual compensation less amount of pre-retirement life insurance benefit and three times final annual compensation post-retirement not to exceed a specified dollar amount.  For purposes of the plan, annual compensation includes an executive’s base compensation, commissions and cash bonuses earned under the Bank’s bonus plan. Participation in the plan ceases if an executive is terminated for cause or the executive terminates employment for reasons other than death, disability or retirement.  If the Bank wishes to maintain the insurance after a participant’s termination in the plan, the Bank will be the direct beneficiary of the entire death proceeds of the insurance policies. Total expense recognized under this plan was $13,000, $150,000 and $29,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Executive Supplemental Retirement Agreements – Defined Benefit
The Bank maintains unfunded supplemental defined benefit retirement agreements with its directors and certain members of senior management, as well as certain former officers and directors of Newport.  These agreements provide for supplemental retirement benefits to certain executives based upon average annual compensation and years of service.  Entitlement of benefits commence upon the earlier of the executive’s termination of employment (other than for cause), at or after attaining age 65 or, depending on the executive, on the date when the executive’s years of service and age total 80 or 78.  Total expense (income) incurred under these agreements for the years ended December 31, 2016, 2015 and 2014 was $(115,000), $708,000 and $769,000, respectively. The decrease in expense for 2016 resulted from a change in estimate due to the death of a beneficiary.

Performance-Based Incentive Plan
The Bank has an incentive plan whereby all employees are eligible to receive a bonus tied to both the Company and individual performance.  Non-discretionary contributions to the plan require the approval of the Board of Directors’ Compensation Committee.  Total expense recognized was $1.6 million, $605,000 and $578,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Supplemental Executive Retirement Plan
The Bank maintains the Supplemental Executive Retirement Plan to provide restorative payments to executives, designated by the Board of Directors, who are prevented from receiving the full benefits of the Bank’s Profit Sharing and 401(k) Savings Plan and Employee Stock Ownership Plan.  The supplemental executive retirement plan also provides supplemental benefits to participants upon a change in control prior to the scheduled repayment of the ESOP loan.  For the year ended December 31, 2016, the President and Chief Executive Officer and the Chief Administrative Officer were designated by the Board of Directors to participate in the plan. For the years ended December 31, 2015 and 2014, the President and Chief Executive Officer and the former Chief Financial Officer were designated by the Board of Directors to participate in the plan. Total expense incurred under this plan was $58,000, $45,000 and $3,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Employee Stock Ownership Plan
In September 2004, the Bank established an ESOP for the benefit of its eligible employees.  The Company provided a loan to the Savings Institute Bank and Trust Company Employee Stock Ownership Plan of $4.9 million which was used to purchase 492,499 shares of the Company’s outstanding stock.  The loan bears interest equal to 4.75% and provides for annual payments of interest and principal over the 15-year term of the loan.

In January 2011, the Company completed an additional public stock offering. At that time, the Company provided an additional loan to the Savings Institute Bank and Trust Employee Stock Ownership Plan of $3.1 million, which was used to purchase 392,670 shares of the Company's common stock. The new loan bears interest equal to 3.25% and provides for annual payments of interest and principal over the 20-year term of the loan.

At December 31, 2016, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2017	$539
2018	563
2019	587
2020	152
2021	157
Thereafter	1,661
Total	$3,659

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loans.  The loans are secured by the shares purchased, which are held in a suspense account for allocation among participants as the loans are repaid.  Shares held by the ESOP include the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(Dollars In Thousands)
Allocated	303,074	275,853
Committed to be allocated	48,638	48,638
Unallocated	361,887	410,525
Total shares	713,599	735,016
Fair value of unallocated shares	$5,573	$5,604

Total compensation expense recognized in connection with the ESOP was $668,000, $582,000 and $552,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Equity Incentive Plans
The Company's equity incentive plans consist of stock options and shares of restricted stock that may be granted to its employees, officers and directors.  Both incentive stock options and non-statutory stock options may be granted under these plans.  The 2005 Equity Incentive Plan allowed the Company to grant up to 552,891 stock options and 221,154 shares of restricted stock. The 2012 Equity Incentive Plan allows the Company to grant up to 504,794 stock options and 201,918 shares of restricted stock.  All options have a contractual life of ten years and vest equally over a period of five years beginning on the first anniversary of the date of grant.  Under the 2012 Equity Incentive Plan, both performance and time-based restricted stock awards may be granted. At December 31, 2016, 99,814 stock options and 19,292 shares of restricted stock were available for future grants under the 2012 plan. The 2005 plan reached its contractual life during 2015.

For the years ended December 31, 2016, 2015 and 2014, the Company recognized share-based compensation expense related to the stock option and restricted stock awards of $879,000, $860,000 and $746,000, respectively.

The Company granted stock options totaling 20,000, 110,000 and 8,981 during the years ended December 31, 2016, 2015 and 2014, respectively. The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015	2014
Expected term (years)	10.00	10.00	10.00
Expected dividend yield	1.44%	1.70%	1.37%
Expected volatility	57.13	56.31	58.19
Risk-free interest rate	1.75	2.16	2.67
Fair value of options granted	$7.75	$6.37	$6.79

The expected term was based on the estimated life of the stock options.  The dividend yield assumption was based on the Company’s historical and expected dividend pay-outs.  The expected volatility represents the Company’s historical volatility.  The risk-free interest rate was based on the implied yields of U.S. Treasury zero-coupon issues for periods within the contractual life of the awards in effect at the time of the stock option grants.

The following is a summary of activity for the Company’s stock options for the year ended December 31, 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	485,202	$10.92
Options granted	20,000	13.98
Options exercised	(7,892)	8.50
Options forfeited	(7,401)	11.03
Options outstanding at end of year	489,909	11.08	6.03
Options exercisable at end of year	326,416	10.70	5.14

There were 7,892, 298,146 and 52,406 options exercised during the years ended December 31, 2016, 2015 and 2014, respectively. The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014, was $44,000, $326,000 and $58,000, respectively. The intrinsic value of stock options outstanding and exercisable at December 31, 2016 was $2.1 million and $1.5 million, respectively.  At December 31, 2016, there was $832,000 of total unrecognized compensation costs related to outstanding stock options, which is expected to be recognized over a weighted average period of 1.6 years.

The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2016.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	80,471	$11.30
Restricted shares vested	(38,113)	11.30
Unvested restricted shares at end of year	42,358	11.30

The aggregate fair value of restricted stock awards that vested during the years ended December 31, 2016, 2015 and 2014 was $511,000, $592,000 and $363,000, respectively.  At December 31, 2016, there was $127,000 of unrecognized compensation costs related to unvested restricted stock awards granted under the incentive plans, which are expected to be recognized over a weighted average period of 0.4 years.

Bank-Owned Life Insurance
The Company has an investment in, and is the beneficiary of, life insurance policies on the lives of certain officers and former officers and directors of Newport.  The purpose of these life insurance investments is to provide income through the appreciation in cash surrender value of the policies, which is used to offset the costs of various benefit and retirement plans.  The Company’s investment in bank-owned life insurance does not exceed the regulatory limitation of 25 percent of Tier 1 capital plus the allowance for loan and lease losses.  The aggregate cash surrender value of all policies owned by the Company amounted to $21.3 million and $21.9 million at December 31, 2016 and 2015, respectively. Income earned on these life insurance policies aggregated $570,000, $618,000 and $580,000 for the years ended December 31, 2016, 2015 and 2014, respectively.  There were no gains recognized on death benefit proceeds received during the years ended December 31, 2016, 2015 and 2014.